Average Annual Total Returns - Retail Class - Transamerica Emerging Markets Debt	A 1 Year	A 5 Years	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C 5 Years	C Since Inception	C Inception Date	I 1 Year	I 5 Years	I Since Inception	I Inception Date	R6 1 Year	R6 5 Years	R6 Since Inception	R6 Inception Date	J.P. Morgan Emerging Markets Bond Index Global (reflects no deduction for fees, expenses or taxes) 1 Year	J.P. Morgan Emerging Markets Bond Index Global (reflects no deduction for fees, expenses or taxes) 5 Years	J.P. Morgan Emerging Markets Bond Index Global (reflects no deduction for fees, expenses or taxes) Since Inception	Transamerica Emerging Markets Debt Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica Emerging Markets Debt Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica Emerging Markets Debt Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	1.63%	6.21%	4.92%	Aug. 31, 2011	1.09%	4.77%	3.20%	0.93%	4.14%	3.02%	4.94%	6.50%	4.74%	Aug. 31, 2011	7.11%	7.66%	5.84%	Aug. 31, 2011	7.23%	7.76%	5.69%	May 29, 2015	5.88%	6.84%	5.63%	5.40%	[1]	6.97%	[1]	4.29%	[1]

[1]	The fund’s secondary benchmark, the Transamerica Emerging Markets Debt Blended Benchmark, consists of J.P. Morgan Emerging Markets BI Global Index, 35%; J.P. Morgan CEMBI Broad Diversified Index, 35%; and J.P. Morgan GBI-EM Diversified Global Index, 30%.